Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2	17,838	$ 32,610
Energy - 0.0%
SandRidge Energy, Inc.*	9,544	19,661
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	15,619	5,515
Vector Phoenix Holdings, LP*,†††,1	15,619	1,307
Total Industrial		6,822
Total Common Stocks
(Cost $115,906)		59,093
CLOSED-END FUNDS† - 17.4%
BlackRock Taxable Municipal Bond Trust	1,044,881	25,599,585
Nuveen Taxable Municipal Income Fund	521,465	11,315,790
Nuveen AMT-Free Quality Municipal Income Fund	441,210	6,472,551
Nuveen Quality Municipal Income Fund	383,883	5,704,501
Nuveen AMT-Free Municipal Credit Income Fund	311,829	5,195,071
Invesco Municipal Opportunity Trust	292,274	3,668,039
Invesco Trust for Investment Grade Municipals	250,383	3,242,460
Invesco Municipal Trust	238,904	3,012,579
BlackRock MuniVest Fund, Inc.	274,679	2,538,034
Nuveen California Quality Municipal Income Fund	140,274	2,116,735
Invesco Advantage Municipal Income Trust II	173,837	1,948,713
BNY Mellon Strategic Municipals, Inc.	170,865	1,454,061
Eaton Vance Municipal Income Trust	86,288	1,121,744
DWS Municipal Income Trust	63,251	739,404
Nuveen California AMT-Free Quality Municipal Income Fund	5,040	78,271
BlackRock Municipal Income Trust	4,970	69,580
BlackRock MuniEnhanced Fund, Inc.	45	517
Total Closed-End Funds
(Cost $74,002,463)		74,277,635
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 1.41%[3]	1,242,810	1,242,810
Total Money Market Fund
(Cost $1,242,810)		1,242,810

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4%
California - 14.3%
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[8]
7.10% due 08/01/40	$7,785,000	$12,473,127
6.80% due 08/01/30	2,245,000	3,159,389
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[4]	10,000,000	11,202,500
Los Angeles Department of Water & Power System Revenue Bonds, Build America Bonds[8]
7.00% due 07/01/41[4]	10,000,000	10,769,400
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	8,769,450
Sonoma Valley Unified School District General Obligation Unlimited
7.12% due 08/01/28[4]	3,330,000	3,403,526
California Housing Finance Agency Revenue Bonds
3.66% due 02/01/29	3,000,000	3,292,470
Marin Community College District General Obligation Unlimited
4.03% due 08/01/38	2,000,000	2,277,660
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[8]
7.25% due 08/01/28	1,025,000	1,334,448
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[4]	1,000,000	1,206,390
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct-Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/25	660,000	790,132
6.05% due 08/01/21	235,000	245,328
California State University Revenue Bonds
3.90% due 11/01/47	500,000	626,335

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
California - 14.3% (continued)
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[4]	$500,000	$602,870
Culver Redevelopment Agency Successor Agency Tax Allocation
8.00% due 11/01/20	405,000	423,266
Riverside County Redevelopment Successor Agency Tax Allocation
3.88% due 10/01/37	250,000	274,465
Total California		60,850,756
Washington - 8.2%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[8]
7.40% due 04/01/41[4]	6,675,000	10,984,247
7.10% due 04/01/32	3,325,000	4,662,348
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[8]
6.79% due 07/01/40	5,000,000	7,253,250
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[8]
6.50% due 05/01/30[4]	5,000,000	6,563,800
City of Anacortes Washington Utility System Revenue Bonds
6.48% due 12/01/30	5,000,000	5,178,050
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36	300,000	331,254
Total Washington		34,972,949
Illinois - 8.2%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable[8]
8.15% due 04/01/41	5,000,000	5,021,900
7.95% due 04/01/35	4,500,000	4,519,485
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[8]
6.90% due 01/01/40	5,100,000	7,524,693
Illinois, General Obligation Bonds, Taxable Build America Bonds[8]
7.35% due 07/01/35[4]	5,000,000	6,461,700
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[8]
6.74% due 11/01/40	2,990,000	4,523,302

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
Illinois - 8.2% (continued)
Southwestern Illinois Development Authority Revenue Bonds
7.23% due 04/15/20	$3,000,000	$3,020,700
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds[8]
7.03% due 04/15/20	2,000,000	2,013,340
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	930,000	1,169,410
6.73% due 04/01/35	200,000	250,686
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39[4]	195,000	233,401
Total Illinois		34,738,617
New York - 6.4%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[8]
8.57% due 11/01/40[4]	10,010,000	15,340,125
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[8]
6.55% due 11/15/31	5,000,000	6,801,600
7.13% due 11/15/30	5,000,000	5,199,500
Total New York		27,341,225
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[8]
7.10% due 01/01/41[4]	10,000,000	16,890,100
Camden County Improvement Authority Revenue Bonds
7.75% due 07/01/34	8,000,000	8,140,400
7.85% due 07/01/35	2,000,000	2,035,180
Total New Jersey		27,065,680
Texas - 5.9%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[8]
7.09% due 01/01/42[4]	10,020,000	15,006,553

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
Texas - 5.9% (continued)
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[8]
6.70% due 08/15/20[4]	$10,000,000	$10,246,800
Total Texas		25,253,353
Pennsylvania - 5.5%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[4]	10,330,000	13,624,547
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[4]	6,895,000	9,738,429
Doylestown Hospital Authority Revenue Bonds
3.95% due 07/01/24	205,000	210,773
Total Pennsylvania		23,573,749
Indiana - 5.3%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[8]
6.50% due 07/15/30	10,000,000	10,456,900
Evansville-Vanderburgh School Building Corp. Revenue Bonds
6.50% due 01/15/30[4]	8,690,000	8,841,640
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34[4]	2,920,000	3,084,922
Total Indiana		22,383,462
Michigan - 4.4%
Detroit City School District General Obligation Unlimited
6.85% due 05/01/40[4]	5,000,000	5,034,450
7.75% due 05/01/39	2,640,000	4,147,150
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[4]	2,640,000	3,497,446
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[4]	3,000,000	3,163,650
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/41	1,555,000	1,630,324

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
Michigan - 4.4% (continued)
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[4]	$1,000,000	$1,007,190
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[4]	415,000	439,128
Total Michigan		18,919,338
West Virginia - 3.9%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[8]
7.65% due 04/01/40[4]	10,000,000	16,762,400
Georgia - 3.1%
Central Storage Safety Project Trust
4.82% due 02/01/38[4,5]	7,000,000	7,874,160
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[4]	5,000,000	5,515,500
Total Georgia		13,389,660
Oklahoma - 3.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28[4]	10,950,000	12,965,347
Oklahoma State University Revenue Bonds
4.13% due 08/01/48	150,000	170,787
Total Oklahoma		13,136,134
- 2.7%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[8]
7.02% due 03/15/21[4]	7,500,000	7,949,700
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	2,500,000	3,360,425
Total Colorado		11,310,125
Ohio - 2.4%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[4]	5,000,000	6,683,650
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[4]	2,500,000	2,591,025

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
Ohio - 2.4% (continued)
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	$1,085,000	$1,109,434
Total Ohio		10,384,109
Alabama - 2.4%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[8]
7.20% due 09/01/38[4]	5,000,000	5,083,300
7.10% due 09/01/35[4]	3,000,000	3,051,150
7.25% due 09/01/40[4]	2,000,000	2,032,880
Total Alabama		10,167,330
Louisiana - 2.2%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[4]	8,000,000	8,221,920
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[8]
7.20% due 02/01/42	1,055,000	1,058,534
Total Louisiana		9,280,454
South Carolina - 2.1%
County of Horry South Carolina Airport Revenue Bonds, Build America Bonds[8]
7.33% due 07/01/40	5,000,000	7,720,000
Keenan Fort Detrick Energy LLC
4.17% due 11/15/48[6]	1,000,000	1,236,798
Total South Carolina		8,956,798
Vermont - 1.8%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[8]
7.21% due 07/01/20	7,500,000	7,641,675
Florida - 1.2%
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[8]
7.78% due 09/01/40[4]	5,000,000	5,154,450
Mississippi - 1.2%
Medical Center Educational Building Corporation, Taxable Build America Bonds[8], University of Mississippi Medical Center Facilities Expansion and Renovation Project
6.84% due 06/01/35	5,000,000	5,062,050
Massachusetts - 0.5%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	2,018,663

	Face Amount	Value
MUNICIPAL BONDS†† - 91.4% (continued)
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
1.80% (3 Month USD LIBOR + 0.52%) due 07/01/29[7]	$1,000,000	$987,500
Minnesota - 0.1%
City of State Paul Minnesota Sales & Use Tax Revenue Tax Allocation
3.89% due 11/01/35	250,000	282,953
District of Columbia - 0.0%
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40	100,000	111,978
Total Municipal Bonds
(Cost $318,102,482)		389,745,408
CORPORATE BONDS†† - 4.0%
Energy - 1.8%
CNX Resources Corp.
5.88% due 04/15/22[4]	4,624,000	4,260,091
Antero Resources Corp.
5.63% due 06/01/23[4]	2,100,000	1,134,000
5.13% due 12/01/22	395,000	244,900
Husky Energy, Inc.
3.95% due 04/15/22[4]	250,000	258,268
4.00% due 04/15/24[4]	195,000	208,353
Sabine Pass Liquefaction LLC
5.63% due 02/01/21[4]	300,000	306,983
Buckeye Partners, LP
4.35% due 10/15/24[4]	250,000	250,000
Equities Corp.
4.88% due 11/15/21	250,000	245,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	225,000	166,500
Range Resources Corp.
5.00% due 08/15/22	100,000	82,000
5.88% due 07/01/22	85,000	72,410
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	114,555
DCP Midstream Operating, LP
5.35% due 03/15/20[6]	100,000	100,125
Total Energy		7,443,185
Communications - 0.6%
Sprint Communications, Inc.
7.00% due 03/01/20[4,6]	900,000	900,000
Level 3 Financing, Inc.
5.38% due 05/01/25[4]	572,000	583,915
T-Mobile USA, Inc.
6.00% due 04/15/24[4]	500,000	510,475
Sprint Corp.
7.25% due 02/01/28[6]	383,000	383,919
CSC Holdings LLC
5.25% due 06/01/24	100,000	108,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	84,000	71,400

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
CORPORATE BONDS†† - 4.0% (continued)
Communications - 0.6% (continued)
MDC Partners, Inc.
6.50% due 05/01/24[6]	$76,000	$69,350
Total Communications		2,627,059
Consumer, Non-cyclical - 0.6%
Avantor, Inc.
6.00% due 10/01/24[4,6]	1,000,000	1,049,580
Bausch Health Companies, Inc.
6.50% due 03/15/22[4,6]	1,000,000	1,013,700
WEX, Inc.
4.75% due 02/01/23[6]	250,000	250,937
Total Consumer, Non-cyclical		2,314,217
Technology - 0.4%
Qorvo, Inc.
5.50% due 07/15/26[4]	1,500,000	1,549,500
Infor US, Inc.
6.50% due 05/15/22	200,000	200,288
Total Technology		1,749,788
Industrial - 0.3%
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4,6]	600,000	640,500
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	350,000	344,750
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	250,000	261,525
ADT Security Corp.
6.25% due 10/15/21	200,000	208,544
Total Industrial		1,455,319
Consumer, Cyclical - 0.3%
Titan International, Inc.
6.50% due 11/30/23[4]	850,000	646,000
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[4,6]	500,000	535,000
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
4.88% due 02/15/30[6]	175,000	173,233
Total Consumer, Cyclical		1,354,233
Financial - 0.0%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]	125,000	128,750
Basic Materials - 0.0%
Neon Holdings, Inc.
10.13% due 04/01/26[6]	72,000	73,440
Mirabela Nickel Ltd.
9.50% due 06/24/19[5,10]	96,316	4,816
Total Basic Materials		78,256
Total Corporate Bonds
(Cost $18,364,831)		17,150,807

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,7 - 1.9%
Communications - 0.5%
Houghton Mifflin Co.
7.89% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	$1,000,000	$993,750
Liberty Cablevision Of Puerto Rico LLC
6.66% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	500,000	501,665
Mcgraw-Hill Global Education Holdings LLC
5.60% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	436,033	409,326
Market Track LLC
6.03% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	243,750	216,937
Imagine Print Solutions LLC
6.36% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	194,500	77,662
Total Communications		2,199,340
Technology - 0.4%
EIG Investors Corp.
5.39% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	458,549	449,951
Misys Ltd.
5.28% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	422,784	402,351
Transact Holdings, Inc.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	299,250	297,380
24-7 Intouch, Inc.
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	296,250	282,919
Aspect Software, Inc.
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24†††	287,838	256,176
Lytx, Inc.
8.40% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	103,817	103,663
Peak 10 Holding Corp.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	28,343	23,218
Total Technology		1,815,658
Consumer, Cyclical - 0.4%
Accuride Corp.
7.19% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	929,418	702,873

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,7 - 1.9% (continued)
Consumer, Cyclical - 0.4% (continued)
WESCO
6.20% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	$492,500	$490,747
American Tire Distributors, Inc.
9.14% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	308,570	266,527
7.93% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	34,224	33,583
BBB Industries, LLC
6.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	256,775	250,997
Total Consumer, Cyclical		1,744,727
Industrial - 0.2%
STS Operating, Inc. (SunSource)
5.85% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24†††	394,718	382,876
Bhi Investments LLC
6.42% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	274,292	271,207
Total Industrial		654,083
Energy - 0.1%
Matador Bidco S.A.R.L
6.35% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 10/15/26	500,000	498,280
Summit Midstream Partners, LP
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	79,818	65,451
Total Energy		563,731
Consumer, Non-cyclical - 0.1%
BCPE Eagle Buyer LLC
6.01% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	293,216	266,827
Endo Luxembourg Finance Co.
5.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	99,744	95,110
Certara, Inc.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	81,261	80,652
Total Consumer, Non-cyclical		442,589
Financial - 0.1%
Jefferies Finance LLC
4.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/03/26	298,500	293,276

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,7 - 1.9% (continued)
Utilities - 0.1%
Oregon Clean Energy LLC
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	$243,165	$243,014
Basic Materials - 0.0%
GrafTech Finance, Inc.
5.10% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	163,889	156,104
Total Senior Floating Rate Interests
(Cost $8,519,072)		8,112,522
ASSET-BACKED SECURITIES†† - 1.0%
Collateralized Loan Obligations - 1.0%
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[5]	1,000,000	989,482
Venture XX CLO Ltd.
2015-20A, 8.13% (3 Month USD LIBOR + 6.30%, Rate Floor: 6.30%) due 04/15/27[6,7]	900,000	781,162
NewStar Clarendon Fund CLO LLC
2015-1A, 6.14% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	500,000	500,187
WhiteHorse X Ltd.
2015-10A, 7.14% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,7]	500,000	470,326
WhiteHorse VIII Ltd.
2014-1A, 6.31% (3 Month USD LIBOR + 4.55%, Rate Floor: 0.00%) due 05/01/26[6,7]	500,000	407,407
Staniford Street CLO Ltd.
2014-1A, 5.39% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 06/15/25[6,7]	250,000	250,043
Mountain Hawk II CLO Ltd.
2013-2A, 4.97% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	250,000	249,328
Adams Mill CLO Ltd.
2014-1A, 6.83% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[6,7]	250,000	232,213
BNPP IP CLO Ltd.
2014-2A, 7.02% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[6,7]	250,000	210,432

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 1.0% (continued)
Collateralized Loan Obligations - 1.0% (continued)
Avery Point V CLO Ltd.
2014-5A, 6.74% (3 Month USD LIBOR + 4.90%, Rate Floor: 0.00%) due 07/17/26[6,7]	$250,000	$198,430
Total Collateralized Loan Obligations		4,289,010
Total Asset-Backed Securities
(Cost $4,058,572)		4,289,010
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.6%
Residential Mortgage Backed Securities - 0.4%
LSTAR Securities Investment Limited
2019-5, 3.16% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[6,7]	1,865,500	1,866,181

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.6% (continued)
Military Housing - 0.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55[6,7,9]	$7,158,499	$613,644
2015-R1, 5.50% (WAC) due 11/25/52[5,7]	92,245	94,880
Total Military Housing		708,524
Total Collateralized Mortgage Obligations
(Cost $2,538,196)		2,574,705
Total Investments - 116.6%
(Cost $426,944,332)		$497,451,990
Other Assets & Liabilities, net - (16.6)%		(70,942,713)
Total Net Assets - 100.0%		$426,509,277

*	Non-Income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at February 29, 2020. The total market value of fair valued securities amounts to $633,842, (cost $605,565) or 0.2% of total net assets.
2	Affiliated issuer.
3	Rate indicated is the 7-day yield as of February 29, 2020.
4
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements. As of February 29, 2019, the total value of securities segregated was $133,158,295.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,963,338 (cost $8,425,250), or 2.1% of total net assets — See Note 6.

6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $12,750,835 (cost $12,087,187), or 3.0% of total net assets.

7
Variable rate security. Rate indicated is the rate effective at February 29, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

8	Taxable municipal bond issued as part of the Build America Bond program.
9	Security is an interest-only strip.
10	Security is in default of interest and/or principal obligations.

LIBOR London Interbank Offered Rate USD United States Dollar WAC Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2020

The following table summarizes the inputs used to value the Trust’s investments at February 29, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,661	$—	$39,432	$59,093
Closed-End Funds	74,277,635	—	—	74,277,635
Money Market Fund	1,242,810	—	—	1,242,810
Municipal Bonds	—	389,745,408	—	389,745,408
Corporate Bonds	—	17,150,807	—	17,150,807
Senior Floating Rate Interests	—	6,298,552	1,813,970	8,112,522
Asset-Backed Securities	—	4,289,010	—	4,289,010
Collateralized Mortgage Obligations	—	2,574,705	—	2,574,705
Total Assets	$75,540,106	$420,058,482	$1,853,402	$497,451,990

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$66,289	$66,289

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $54,006,137 are categorized as Level 2 within the disclosure hierarchy - See Note 2.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 29, 2020, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/29/20	Shares/ Face Amount 02/29/20
Common Stocks
BP Holdco LLC*,1	$5,515	$–	$–	$–	$–	$5,515	15,619
Targus Group International Equity, Inc.*,1	39,160	–	(10,509)	–	3,959	32,610	17,838
Senior Floating Rate Interests
Targus Group International Equity, Inc. due 05/24/16*,[1,2,3]	–**	–	–	(209,082)	209,082	–	–
	$44,675	$–	$(10,509)	$(209,082)	$213,041	$38,125

*	Non-Income producing security.
**	Security has a market value $0.
1	Security was fair valued by the Valuation Committee at February 29, 2020. The total market value of fair valued securities amounts to $38,125, (cost $13,520) or less than 0.01% of total net assets.
2	Security is in default of interest and/or principal obligations.
3
Variable rate security. Rate indicated is the rate effective at February 29, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 29, 2020

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities and/or other assets.

Valuations of the Trust’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading,

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 29, 2020

closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds investment Advisors, LLC (“GFIA, or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by the Trust is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.

The Trust utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”), the Trust swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.

Certain standardized swaps are subject to mandatory central clearing and are executed on a multilateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 29, 2020

Upon entering into certain centrally-cleared swap transactions, the Trust is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Trust, depending on fluctuations in the fair value of the reference entity.

For a Trust utilizing interest rate swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay.

Interest rate swaps involve the exchange by the Trust with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust’s assets. As a result, such transactions may increase fluctuations in the market value of the Trust’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 29, 2020

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Trust from all, or substantially all, federal income and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 29, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$426,944,332	$72,915,458	$(2,407,800)	$70,507,658

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of February 29, 2020. The Trust is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 29, 2020, were as follows:

Borrower	Maturity Date	Face Amount	Value
Aspect Software, Inc.	07/15/23	$60,039	$686
Lytx, Inc.	08/31/22	26,316	1,648
Solera LLC	03/03/21	2,250,000	63,955
		$2,336,355	$66,289

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Central Storage Safety Project Trust
4.82% due 02/01/38[3]	02/02/18	$7,256,821	$7,874,160
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/19	988,967	989,482
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[1]	09/10/19	92,245	94,880
Mirabela Nickel Ltd.
9.50% due 06/24/19[2]	12/31/13	87,217	4,816
		$8,425,250	$8,963,338

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 29, 2020

1
Variable rate security.  Rate indicated is the rate effective at February 29, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security is in default of interest and/or principal obligations.
3	All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.